Cover Page	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Scilex Holding Company
Entity Central Index Key	0001820190
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Entity Small Business	false
Entity Filer Category	Non-accelerated Filer
Amendment Description	This Post-Effective Amendment No. 1 (“Post-Effective Amendment No. 1”) to the Registration Statement on Form S-1 (File No. 333-268607) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on December 9, 2022, is being filed to include information contained in the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022 filed with the SEC on March 7, 2023 and to update certain other information in the Registration Statement. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement on November 30, 2022.